UPDATING SUMMARY PROSPECTUS

April 28, 2025

JACKSON ADVANTAGE®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

This Updating Summary Prospectus summarizes certain key features of your Jackson Advantage Flexible Premium Variable and Fixed Deferred Annuity contract (“Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-2.html. To request a free paper or email copy of this information, please call 1-800-644-4565 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	7
APPENDIX A (FUNDS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

DEFINITIONS

Completed Year - the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.

Contract - the individual deferred variable annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2026, then the end of Contract Year 0-1 would be January 14, 2027, and January 15, 2027, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which is available to our creditors.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us - Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you, or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Any reference to the Owner includes any joint Owner.

Premium(s) - considerations paid into the Contract by or on behalf of the Owner.

Separate Account – Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated October 21, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

Benefit Changes

Effective November 11, 2024, the following changes were made to the add-on benefits under the contract:

1.The Flex GMWB (Single & Joint) GAWA percentages changed as follows. Please note, these GAWA percentage changes impact only new elections of Flex GMWB (Single & Joint) on or after November 11, 2024.

From:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.35%	65-69	5.35%	65-69	5.35%
	70-74	4.45%	70-74	5.45%	70-74	5.45%
	75-80	4.70%	75-80	5.70%	75-80	5.70%
	81+	4.85%	81+	5.85%	81+	5.85%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	5.00%	65-69	5.00%
	70-74	4.00%	70-74	5.00%	70-74	5.00%
	75-80	4.25%	75-80	5.25%	75-80	5.25%
	81+	4.50%	81+	5.50%	81+	5.50%

To:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.00%	65-69	5.35%	65-69	5.50%
	70-74	4.15%	70-74	5.45%	70-74	5.60%
	75-80	4.25%	75-80	5.70%	75-80	5.80%
	81+	4.50%	81+	5.85%	81+	6.00%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	5.00%	65-69	5.10%
	70-74	4.15%	70-74	5.10%	70-74	5.20%
	75-80	4.25%	75-80	5.25%	75-80	5.40%
	81+	4.50%	81+	5.50%	81+	5.65%
2.The Flex GMWB (Single & Joint) annual charges changed as follows. Please note, these charge changes impact only new elections of Flex GMWB (Single & Joint) on or after November 11, 2024.
From:

Flex GMWB (Single)	Plus: 1.45%
Core: 1.15%
Value: 0.45%
Flex GMWB (Joint)	Plus: 1.75%
Core: 1.45%
Value: 0.75%
To:

Flex GMWB (Single)	Plus: 1.65%
Core: 1.15%
Value: 0.30%
Flex GMWB (Joint)	Plus: 1.95%
Core: 1.45%
Value: 0.60%

3.Effective April 28, 2025, the GWB Adjustment for Flex GMWB Plus (Single & Joint) has increased to 200% from 105%. Please note, this change impacts only new elections of Flex GMWB (Single & Joint) on or after April 28, 2025.

4.Effective April 28, 2025, the following changes were made to the add-on benefits under the contract:
a.The Flex GMWB (Single & Joint) GAWA percentages changed as follows. Please note, these GAWA percentage changes impact only new elections of Flex GMWB (Single & Joint) on or after April 28, 2025
From:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.00%	65-69	5.35%	65-69	5.50%
	70-74	4.15%	70-74	5.45%	70-74	5.60%
	75-80	4.25%	75-80	5.70%	75-80	5.80%
	81+	4.50%	81+	5.85%	81+	6.00%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	5.00%	65-69	5.10%
	70-74	4.15%	70-74	5.10%	70-74	5.20%
	75-80	4.25%	75-80	5.25%	75-80	5.40%
	81+	4.50%	81+	5.50%	81+	5.65%

To:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.00%	65-69	5.40%	65-69	5.80%
	70-74	4.15%	70-74	5.60%	70-74	6.00%
	75-80	4.25%	75-80	5.80%	75-80	6.20%
	81+	4.50%	81+	6.05%	81+	6.45%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	5.05%	65-69	5.40%
	70-74	4.15%	70-74	5.25%	70-74	5.60%
	75-80	4.25%	75-80	5.45%	75-80	5.80%
	81+	4.50%	81+	5.70%	81+	6.05%

Fund Changes

Effective April 28, 2025, the following changes were made to the Funds available under the Contract:

Fund Availability Changes

Effective April 28, 2025, the Investment Divisions of the Separate Account investing in JNL/BlackRock Global Natural Resources Fund, JNL/First Sentier Global Infrastructure Fund, JNL/WMC Global Real Estate Fund, and the JNL Multi-Manager International Small Cap Fund, will stop accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account will remain available.

Amounts invested in the JNL/BlackRock Global Natural Resources Fund, JNL/First Sentier Global Infrastructure Fund, JNL/WMC Global Real Estate Fund, or the JNL Multi-Manager International Small Cap Fund as of April 28, 2025 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of these Investment Divisions in connection with the usual transactions under your Contract, such as partial withdrawals or withdrawals under a Guaranteed Minimum Withdrawal Benefit (GMWB), if available. However, if you transfer out of any of these Investment Divisions on or after April 28, 2025, you will not be able to transfer back in.

If you make a subsequent Premium payment and have future allocation instructions on file with us that include allocations to the JNL/BlackRock Global Natural Resources Fund, JNL/First Sentier Global Infrastructure Fund, JNL/WMC Global Real Estate Fund, or the JNL Multi-Manager International Small Cap Fund, you must choose a replacement Investment Division by April 28, 2025. If we do not receive updated allocation instructions from you by April 28, 2025, all allocations prior to our receipt of updated allocation instructions will be allocated to the JNL/Dreyfus Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/Dreyfus Government Money Market Investment Division to any other available Investment Division.

If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, or Rebalancing, and it includes allocations to the JNL/BlackRock Global Natural Resources Fund, JNL/First Sentier Global Infrastructure Fund, JNL/WMC Global Real Estate Fund, or the JNL Multi-Manager International Small Cap Fund, you can continue to invest in these Investment Divisions based on your existing election until you revise or terminate the automatic program.

If you have elected the LifeGuard Select, Jackson Select, or Jackson Select Protector GMWB, automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph. Therefore, when you change your allocation instructions for subsequent Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.

If an application for a Contract is received on or after April 28, 2025, or if a pending application is not in good order by April 28, 2025, and it includes an allocation to the JNL/BlackRock Global Natural Resources Fund, JNL/First Sentier Global Infrastructure Fund, JNL/WMC Global Real Estate Fund, or the JNL Multi-Manager International Small Cap Fund, those allocations will be allocated to the JNL/Dreyfus Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/Dreyfus Government Money Market Investment Division to any other available Investment Division.

Merged Funds

a.JNL/Western Asset Global Multi-Sector Bond Fund merged into the JNL/Neuberger Berman Strategic Income Fund
b.JNL/Baillie Gifford International Growth Fund merged into the JNL/Mellon International Index Fund
c.JNL/Harris Oakmark Global Equity Fund merged into the JNL/Mellon World Index Fund

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.5% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $8,500 on a $100,000 investment. The withdrawal charge then declines by 2%, 1%, or 0.5% per year for each additional Completed Year, until the end of the seventh Completed Year, after which no charge is made.
Contract Charges- Transaction Expenses: Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	1.06%	1.06%	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)[2]	0.52%	2.28%	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Contract Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-2.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges that substantially increase costs.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.	Non-Qualified Contracts - 1035 Exchanges

APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%[2]	16.05%	7.93%	7.41%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.83%[2]	0.87%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.96%[2]	9.77%	5.58%	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.05%[2]	(3.34)%	(2.73)%	(0.39)%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.06%[2]	13.23%	9.37%	10.40%
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.23%[2]	2.05%	2.67%	5.47%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	31.26%	18.46%	16.19%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	23.75%	12.59%	11.77%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.17%[2]	2.74%	0.84%	3.61%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%[2]	6.09%	4.08%	5.78%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	18.64%	11.76%	9.86%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	2.22%[2]	9.59%	3.85%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	1.23%	4.58%	(0.98)%	1.34%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.93%	8.13%	3.98%	3.77%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.22%	4.98%	6.45%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.09%	6.97%	7.39%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management, LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.98%	9.66%	5.79%	8.50%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.09%	9.46%	8.63%	7.24%
U.S. Equity	JNL Multi-Manager U.S. Select Equity Fund
	(GQG Partners, LLC; WCM Investment Management, LLC)	0.98%	35.25%	N/A	N/A
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.82%	6.79%	3.53%	4.27%
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.82%	9.10%	5.26%	5.79%
Allocation	JNL Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	11.26%	6.76%	7.10%
Allocation	JNL/American Funds Moderate Allocation Fund
		0.97%	N/A	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	9.66%	5.91%	6.47%
Allocation	JNL/American Funds Growth Allocation Fund
		0.99%	12.80%	7.80%	8.26%
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	1.21%	6.11%	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.86%	15.32%	9.71%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited; Sub-Sub-Adviser BlackRock (Singapore) Limited)	1.06%	9.38%	6.10%	5.49%
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.99%	(3.58)%	8.74%	3.07%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.83%[2]	31.48%	15.31%	14.63%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.97%	4.49%	7.45%	5.71%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.93%	27.55%	14.50%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.90%	3.94%	4.70%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	20.40%	12.80%	11.35%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.98%	9.24%	9.67%	8.24%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	2.29%	(0.32)%	1.39%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.08%	6.82%	0.62%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.98%	13.06%	9.44%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.83%	2.56%	(0.85)%	1.07%
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	4.77%	2.04%	1.29%
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.79%	1.76%	0.23%	1.39%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.14%	5.64%	2.55%	3.11%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.92%	6.38%	4.95%	5.09%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P.)	0.70%	19.21%	11.46%	9.31%
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.98%	12.59%	7.42%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.97%	15.83%	9.33%	9.68%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.04%	16.72%	7.29%	8.20%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	1.06%[2]	8.36%	3.76%	4.35%
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	17.86%	9.92%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	14.12%	10.99%	11.61%
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	1.00%	N/A	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.70%	1.15%	(0.52)%	0.85%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.88%	14.72%	8.26%	7.09%
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	1.00%	22.45%	11.90%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	5.10%	N/A	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.21%	9.82%	10.86%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.77%[2]	5.56%	1.10%	2.97%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	18.04%	10.82%	8.72%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.64%	25.09%	19.43%	17.07%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	24.39%	13.95%	12.53%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	13.34%	9.74%	9.10%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	8.03%	7.78%	8.18%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.61%[2]	2.92%	4.25%	4.83%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.57%[2]	0.70%	(0.88)%	0.74%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.61%	23.39%	13.36%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	13.91%	9.55%	7.87%
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.76%	N/A	N/A	N/A
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	20.44%	13.82%	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.94%	5.53%	2.56%	3.05%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.87%	17.04%	12.77%	11.07%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	1.15%	4.63%	2.24%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.34%	2.04%	1.91%	2.04%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.75%	7.93%	3.63%	4.27%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.83%	N/A	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.79%	2.06%	0.31%	1.87%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	18.64%	11.19%	8.84%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Advisers: T. Rowe Price Investment Management, Inc.; T. Rowe Price Australia Limited; and T. Rowe Price International Ltd)	0.97%[2]	11.56%	6.37%	5.88%
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.97%[2]	12.30%	10.16%	10.09%
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	1.00%[2]	N/A	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.83%[2]	29.95%	13.04%	13.60%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.98%[2]	9.17%	7.32%	9.89%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited)	0.72%[2]	4.65%	1.62%	1.61%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.94%[2]	8.04%	2.55%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.87%[2]	14.84%	10.19%	9.12%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	7.14%	3.41%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	9.59%	5.10%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.68%	11.84%	6.73%	N/A
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.97%	(0.95)%	0.24%	2.76%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.71%	14.64%	7.48%	7.59%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	12.54%	9.23%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	1.03%	5.63%	(1.40)%	1.80%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.79%	10.88%	8.24%	7.96%
Allocation	JNL/JPMorgan Managed Conservative Fund
	(J.P. Morgan Investment Management Inc.)	1.10%	4.66%	1.83%	2.75%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/JPMorgan Managed Moderate Fund
	(J.P. Morgan Investment Management Inc.)	1.10%	7.07%	3.77%	4.47%
Allocation	JNL/JPMorgan Managed Moderate Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.09%	9.74%	5.74%	6.17%
Allocation	JNL/JPMorgan Managed Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.10%	12.36%	7.65%	8.03%
Allocation	JNL/JPMorgan Managed Aggressive Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.11%	13.64%	8.59%	8.82%
Allocation	JNL Conservative Allocation Fund
		1.22%	5.56%	2.24%	3.04%
Allocation	JNL Moderate Allocation Fund
		1.21%	7.64%	4.18%	4.47%
Allocation	JNL Moderate Growth Allocation Fund
		1.20%	9.17%	5.39%	5.76%
Allocation	JNL Growth Allocation Fund
		1.17%	10.60%	6.48%	6.76%
Allocation	JNL Aggressive Growth Allocation Fund
		1.14%	11.93%	7.38%	7.49%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

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This Summary Prospectus incorporates by reference the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated April 28, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000218281
B-1